Fair Value Measurements (Effect of Fair Value Measured Assets and Liabilities on Consolidated Statements of Operations) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	$ 192	$ 1,476	$ 4,614	$ (1,518)	$ (4,494)	$ (2,178)	$ (2,802)
Unrealized gain (loss) on marketable securities	479	598	(998)	1,406	1,896	(1,013)	(4,649)
Derivative expense related to credit default swaps	272	271	540	537	1,077	1,045	1,036
Fair Value Measurements Recurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	192	1,476	4,614	(1,518)	(4,494)	(2,178)	(2,802)
Unrealized gain (loss) on marketable securities	479	598	(998)	1,406	1,896	(1,013)	(4,649)
Realized gain (loss) on marketable securities	4	20	2,108	16	84	89	971
Net	(2,325)	1,869	2,499	(484)	(3,314)	(3,102)	(11,188)
Fair Value Measurements Recurring | Interest rate derivatives - floors
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	3,386	2,340	3,988	2,307	362	(488)	(2,435)
Realized gain (loss) on interest rate floors	(3,000)	(225)	(3,225)	(388)	(800)	0	(543)
Fair Value Measurements Recurring | Interest rate derivatives - caps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	(18)	(472)	(70)	(1,114)	(1,666)	(2,678)	(758)
Fair Value Measurements Recurring | Credit default swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Unrealized gain (loss) on derivatives	(3,176)	(392)	696	(2,711)	(3,190)	988	(36)
Realized gain (loss) on interest rate floors					0	0	(4,165)
Fair Value Measurements Recurring | Derivative liabilities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, liabilities	(2,325)	1,869	2,499	(484)	(3,314)	(3,102)	(11,188)
Fair Value Measurements Recurring | Derivative liabilities | Credit default swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, liabilities	(1,171)	(135)	271	(921)	(1,092)	285	0
Fair Value Measurements Recurring | Derivative assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	(1,637)	1,386	1,118	(985)
Fair Value Measurements Recurring | Derivative assets | Interest rate derivatives - floors
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	386	2,115	763	1,919	(438)	(488)	(2,435)
Fair Value Measurements Recurring | Derivative assets | Interest rate derivatives - caps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	(18)	(472)	(70)	(1,114)	(1,666)	(2,678)	(758)
Fair Value Measurements Recurring | Derivative assets | Credit default swaps
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	(2,005)	(257)	425	(1,790)	(2,098)	703	(4,201)
Fair Value Measurements Recurring | Non-derivative assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	(1,154)	2,004	2,228	437	(2,222)	(3,387)	(11,188)
Fair Value Measurements Recurring | Non-derivative assets | Equity
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Gain or (loss) recognized in income, assets	$ 483	$ 618	$ 1,110	$ 1,422	$ 1,980	$ (924)	$ (3,678)